SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power
Amounts due from related parties	$ 71,499	$ 68,500
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 71,499	$ 68,500